Velocity Commercial Capital, LLC ABS-15G

Exhibit 99.13

Data Compare
Run Date - 1/28/2020 12:58:12 PM
AMC Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXXX	2002140443	Refi Purpose	Cash-out	Rate/Term	Verified	Client agreed and updated their data tape.